SCHEDULE OF STOCK OPTION ASSUMPTIONS FOR GRANTS (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Risk-free interest rates, minimum	3.58%	0.986%
Risk-free interest rates, maximum	4.39%	3.44%
Expected life of options	5 years	5 years
Expected volatility, minimum	83.12%	73.62%
Expected volatility, maximum	92.32%	83.45%
Expected dividend yield	0.00%	0.00%